SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation differences	$ 528	$ (11,021)
Unrealized gains (losses) on available-for-sale marketable securities, net of tax	0	(146)
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 528	$ (11,167)